Structured Entities - Interests in Unconsolidated Structured Entities and Maximum Exposure to Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Interests in unconsolidated structured entities recognized in:
Trading assets	¥ 4,585,915	¥ 3,736,296
Financial assets at fair value through profit or loss	1,488,239	1,695,585
Investment securities	27,595,598	32,749,405
Loans and advances	111,891,134	104,635,815
Securitisation [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	5,197	11,149
Financial assets at fair value through profit or loss	292	274
Investment securities	145,351	136,521
Loans and advances	3,581,390	2,817,366
Total	3,732,230	2,965,310
Maximum exposure to loss from interests in unconsolidated structured entities	5,245,346	4,289,574
Investment funds [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	44,432	60,168
Financial assets at fair value through profit or loss	669,880	976,983
Investment securities	52,476	49,693
Total	766,788	1,086,844
Maximum exposure to loss from interests in unconsolidated structured entities	767,810	1,087,993
Structured finance [member]
Interests in unconsolidated structured entities recognized in:
Financial assets at fair value through profit or loss	89,796	98,671
Loans and advances	8,629,262	7,099,366
Total	8,719,058	7,198,037
Maximum exposure to loss from interests in unconsolidated structured entities	10,073,000	8,117,297
Others [Member]
Interests in unconsolidated structured entities recognized in:
Investment securities	193	194
Loans and advances	612,876	601,975
Total	613,069	602,169
Maximum exposure to loss from interests in unconsolidated structured entities	729,634	751,194
Unconsolidated structured entities [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	49,629	71,317
Financial assets at fair value through profit or loss	759,968	1,075,928
Investment securities	198,020	186,408
Loans and advances	12,823,528	10,518,707
Total	13,831,145	11,852,360
Maximum exposure to loss from interests in unconsolidated structured entities	¥ 16,815,790	¥ 14,246,058